Fixed Assets - Property, plant and equipment (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Technical equipment and machines
Fixed Assets
Additions	€ 2,210	€ 5,940
Assets under construction
Fixed Assets
Additions	3,572	€ 22,421
Company-owned GMP IV facility
Fixed Assets
Additions	€ 2,740